Long-term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
8.    Long-term Debt
1)	Note Payable to the West Virginia Development Office (“WVDO”)
In March 2007, the Company obtained an 8-year loan in the amount of $685,000 from the WVDO. The note bears interest at 3% providing for 96 monthly principal and interest payments of $8,035 through April 2015, at which time the note is due and payable. The note is secured by equipment costing $1,057,167. As of September 30, 2014, the Company was in arrears on the note. The repayment terms were modified, whereby the WVDO approved a deferral of principal and interest until November 30, 2014.

2)	Note Payable to the West Virginia Economic Development Authority (“WVEDA”)
In August 2009, the Company obtained a 10-year loan in the amount of $242,631 from the WVEDA. The note bears interest at 4% providing for 120 monthly principal and interest payments of $2,457 through August 2019, at which time the note is due and payable. The note is secured by 50% of equipment costing $569,812. As of September 30, 2014, the Company was in arrears on the note. The repayment terms were modified, whereby the WVEDA approved a deferral of principal and interest until November 30, 2014.

3)	Note Payable to the West Virginia Infrastructure and Jobs Development Council (“WVIJDC”)
In August 2009, the Company obtained a 10-year loan in the amount of $242,630 from the WVIJDC. The note bears interest at 3.25% providing for 120 monthly principal and interest payments of $2,371 through August 2019, at which time the note is due and payable. The note is secured by 50% of equipment costing $569,812. As of September 30, 2014, the Company was in arrears on the note. The repayment terms were modified, whereby the WVIJDC approved a deferral of principal and interest until November 30, 2014.

4)	Note Payable to the West Virginia Economic Development Authority (“WVEDA”)
In October 2010, the Company issued a 10-year note in the amount of $900,000 from the WVEDA. The note bears interest at 3.26% providing for 120 monthly principal and interest payments of $8,802 through October 2020, at which time the note is due and payable. The note is secured by equipment costing $997,248. As of September 30, 2014, the Company was in arrears on the note. The repayment terms were modified, whereby the WVEDA approved a deferral of principal and interest until November 30 2014.

5)	Note Payable to the West Virginia Infrastructure and Jobs Development Council (“WVIJDC”)
In December 2010, the Company issued a 10-year note in the amount of $900,000 from the WVIJDC. The note bears interest at 3.25% providing for 120 monthly principal and interest payments of $8,781 through December 2020, at which time the note is due and payable. The note is secured by equipment costing $1,098,249. As of September 30, 2014, the Company was in arrears on the note. The repayment terms were modified, whereby the WVIJDC approved a deferral of principal and interest until November 30, 2014.

6)	Convertible Promissory Note Payable to the West Virginia Jobs Investment Trust Board (“WVJITB”)
In March 2012, the Company issued an 18-month note in the amount of $290,000 from the WVJITB. The note bears interest at 6% providing for monthly interest-only payments starting April 2012 through August 2013, then final interest and principal payments due September 2013. The note has an adjustable conversion price, initially $2.00 per share, and includes a stock warrant for 72,500 shares (see Note 9, Stock Warrants). On December 13, 2013, the Company and the WVJITB entered into a Loan Modification Agreement whereby the maturity date changed from September 14, 2013 to $100,000 due on March 15, 2014 and the remaining $190,000 due on June 15, 2014. The WVJITB and the Company signed three addendums to the note extending the maturity date and deferring interest and principal payments until November 30, 2014. C. Andrew Zulauf, an executive member of the WVJITB, is a board member of the Company.

7)	Convertible Promissory Note Payable to the West Virginia Jobs Investment Trust Board (“WVJITB”)
In April 2012, the Company issued a 3-month note in the amount of $400,000 from the WVJITB. The note bears interest at 10% providing for monthly interest-only payments starting May 2012 through June 2012, then final interest and principal payments due July 2012. The note includes a stock warrant for 88,889 shares (see Note 9, Stock Warrants). The WVJITB and the Company have signed several addendums to the note extending the maturity date and reducing the price of converting into common shares to $0.50 per share. The WVJITB further extended the maturity date until November 29, 2013, with a $100,000 principal payment due on or before November 15, 2013. The Company repaid the $100,000 as agreed, which reduced the principal outstanding balance to $300,000. The WVJITB and the Company signed four addendums to the note extending the maturity date and deferring interest and principal payments until November 30, 2014. C. Andrew Zulauf, an executive member of the WVJITB, is a board member of the Company.

8)	Convertible Promissory Note Payable to the West Virginia High Technology Consortium Foundation (“WVHTCF”)
In May 2012, the Company issued a 30-month note in the amount of $200,000 from the WVHTCF. The note bears interest at 8% providing for 25 monthly principal and interest payments of $9,001 starting December 2012 through November 2014, then final interest and principal payments due December 2014. The note is secured by 50% of equipment costing $447,320. As of September 30, 2014, the Company was in arrears on the note. The repayment terms were modified, whereby the West Virginia High Technology Consortium Foundation approved a deferral of principal and interest until November 30, 2014.

9)	Note Payable to the West Virginia Economic Development Authority (“WVEDA”)
In June 2012, the Company issued a 10-year note in the amount of $200,000 from the WVEDA. The note bears interest at 2% providing for 120 monthly principal and interest payments of $1,840 through June 2022, at which time the note is due and payable. The note is secured by 50% of equipment costing $447,320. As of September 30, 2014, the Company was in arrears on the note. The repayment terms were modified, whereby the West Virginia Economic Development Authority approved a deferral of principal and interest until November 30, 2014.

10)	Convertible Debentures
In addition to the related party convertible promissory notes, the Company also issued an aggregate of $436,000 under the Related Party Offering (see Note 6, Loans Payable to Stockholders.) In exchange for each advance, the Company entered into a Note Purchase Agreement, and issued a convertible one-year promissory note to the stockholders, in the aggregate principal amount of $436,000 to accrue simple interest at the rate of 10% per annum. Subsequent to September 30, 2014, the Company converted six of these notes converted into 93,828 shares of preferred stock and issued warrants to purchase common stock in an aggregate amount of 375,312 shares. The remaining notes will convert at the next subsequent closing. (See Note 18, Subsequent Events.)

11)	Capital Leases
From time to time, in the normal course of business, the Company enters into capital leases to finance equipment. As of September 30, 2014, the Company had three capital lease obligations outstanding with imputed interest rates ranging from 6.0% to 7.74%. The leases require 36 monthly payments and begin to expire in April 2014 through May 2017. These leases are secured by equipment with an aggregate cost of $834,593. As of September 30, 2014, the Company was in arrears on two capital leases.

12)	Other Short Term Promissory Notes
On April 24, 2014, the Company issued a 3-month promissory note of $100,000 to BioPharma d’Azur, Inc. (the “Buyer”). The note bears interest at 6% per annum. On June 13, 2014, the note was cancelled by the Buyer pursuant to the contingent sale of Protea Europe to the Buyer and reduced from cash consideration paid to the Company. (See Note 17, Contingent Subsidiary Sale.)

Total debts outstanding are as follows:

		September 30, 2014	December 31, 2013
1)	Note Payable to the WVDO	$123,744	$123,744
2)	Note Payable to the WVEDA	147,306	147,306
3)	Note Payable to the WVIJDC	145,078	145,078
4)	Note Payable to the WVEDA	639,085	639,085
5)	Note Payable to the WVIJDC	651,913	651,913
6)	Note Payable to the WVJITB	290,000	290,000
7)	Note Payable to the WVJITB	300,000	300,000
8)	Note Payable to the WVHTCF	95,178	95,178
9)	Note Payable to the WVEDA	170,932	170,932
10)	Convertible Debentures	436,000	-
11)	Capital leases	349,572	71,077
	Total	3,348,808	2,634,313
	Less: current portion	(1,780,139)	(1,054,053)
	Long-term portion	$1,568,669	$1,580,260

Future required minimum principal repayments over the next five years are as follows:

Year Ending December 31:	Future Required Minimum Principal Repayments
2014	$1,477,628
2015	390,360
2016	360,217
2017	345,839
2018 & Thereafter	774,764
Total	$3,348,808

6. Long-term Debt

1)	Note Payable to the West Virginia Development Office (“WVDO”)
In March 2007, the Company obtained an 8-year loan in the amount of $685,000 from the WVDO. The note bears interest at 3% providing for 96 monthly principal and interest payments of $8,035 through April 2015, at which time the note is due and payable. The note is secured by equipment costing $1,057,167.

2)	Note Payable to the West Virginia Economic Development Authority (“WVEDA”)
In August 2009, the Company obtained a 10-year loan in the amount of $242,631 from the WVEDA. The note bears interest at 4% providing for 120 monthly principal and interest payments of $2,457 through August 2019, at which time the note is due and payable. The note is secured by 50% of equipment costing $569,812.

3)	Note Payable to the West Virginia Infrastructure and Jobs Development Council (“WVIJDC”)
In August 2009, the Company obtained a 10-year loan in the amount of $242,630 from the WVIJDC. The note bears interest at 3.25% providing for 120 monthly principal and interest payments of $2,371 through August 2019, at which time the note is due and payable. The note is secured by 50% of equipment costing $569,812.

4)	Note Payable to the West Virginia Economic Development Authority (“WVEDA”)
In October 2010, the Company obtained a 10-year note in the amount of $900,000 from the WVEDA. The note bears interest at 3.26% providing for 120 monthly principal and interest payments of $8,802 through October 2020, at which time the note is due and payable. The note is secured by equipment costing $997,248.

5)	Note Payable to the West Virginia Infrastructure & Jobs Development Council (“WVIJDC”)
In December 2010, the Company obtained a 10-year note in the amount of $900,000 from the WVIJDC. The note bears interest at 3.25% providing for 120 monthly principal and interest payments of $8,781 through December 2020, at which time the note is due and payable. The note is secured by equipment costing $1,098,249.

6)	Convertible Promissory Note Payable to the West Virginia Jobs Investment Trust Board (“WVJITB”)
In March 2012, the Company issued an 18-month note in the amount of $290,000 from the WVJITB. The note bears interest at 6% providing for monthly interest-only payments starting April 2012 through August 2013, then final interest and principal payments due September 2013. The note has an adjustable conversion price, initially $2.00 per share, and includes a stock warrant for 72,500 shares (see Note 9, Stock Warrants). On December 13, 2013, the Company and the WVJITB entered into a Loan Modification Agreement whereby the maturity date changed from September 14, 2013 to $100,000 due on March 15, 2014 and the remaining $190,000 due on June 15, 2014. Subsequent to the balance sheet date, an additional extension was granted to the Company deferring interest and principal payments until April 30, 2014. C. Andrew Zulauf, an executive member of the WVJITB, is a board member of the Company.

7)	Convertible Promissory Note Payable to the West Virginia Jobs Investment Trust Board (“WVJITB”)
In April 2012, the Company issued a 3-month note in the amount of $400,000 from the WVJITB. The note bears interest at 10% providing for monthly interest-only payments starting April 2012 through August 2013, then final interest and principal payments due September 2013. The note includes a stock warrant for 88,889 shares (see Note 9, Stock Warrants). The WVJITB and the Company have signed several addendums to the note extending the maturity date and reducing the price of converting into common shares to $0.50 per share. The WVJITB further extended the maturity date until November 29, 2013, with a $100,000 principal payment due on or before November 15, 2013. The Company repaid the $100,000 as agreed, which reduced the principal outstanding balance to $300,000. Subsequent to the balance sheet date, the WVJITB and the Company signed two addendums to the note extending the maturity date and deferring interest and principal payments until April 30, 2014. C. Andrew Zulauf, an executive member of the WVJITB, is a board member of the Company.

8)	Convertible Promissory Note Payable to the West Virginia High Technology Consortium Foundation (“WVHTCF”)
In May 2012, the Company issued a 30-month note in the amount of $200,000 from the WVHTCF. The note bears interest at 8% providing for 25 monthly principal and interest payments of $9,001 starting December 2012 through November 2014, then final interest and principal payments due December 2014. The conversion price is $0.50 per share. The note is secured by 50% of equipment costing $447,320.

9)	Note Payable to the West Virginia Economic Development Authority (“WVEDA”)
In June 2012, the Company issued a 10-year note in the amount of $200,000 from the WVEDA. The note bears interest at 2% providing for 120 monthly principal and interest payments of $1,840 through June 2022, at which time the note is due and payable. The note is secured by 50% of equipment costing $447,320.

10)	Capital Leases
From time to time, in the normal course of business, the Company enters into capital leases to finance equipment. As of December 31, 2013, the Company had four capital lease obligations outstanding with imputed interest rates ranging from 2.9% to 8.0%. The leases require 36 monthly payments and begin to expire in March 2013 through May 2015. These leases are secured by equipment with an aggregate cost of $560,195.

Total debts outstanding are as follows:

		December 31, 2013	December 31, 2012
1)	Note Payable to the WVDO	$123,744	$258,497
2)	Note Payable to the WVEDA	147,306	179,728
3)	Note Payable to the WVIJDC	145,078	177,894
4)	Note Payable to the WVEDA	639,085	756,217
5)	Note Payable to the WVIJDC	651,913	768,259
6)	Note Payable to the WVJITB	290,000	275,045
8)	Note Payable to the WVJITB	300,000	400,000
9)	Note Payable to the WVHTCF	95,178	191,373
10)	Note Payable to the WVEDA	170,932	196,983
11)	Capital leases	71,077	253,519
	Total	2,634,313	3,457,515
	Less: current portion	(1,054,053)	(1,374,489)
	Long-term portion	$1,580,260	$2,083,026

Future required minimum principal repayments over the next five years are as follows:

Year ending December 31:	Future required minimum principal repayments
2014		$1,054,053
2015		289,916
2016		253,578
2017	262,002
2018& Thereafter	774,764
Total	$2,634,313